Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Securities
Amortized cost	$ 24,472	[1]	$ 6,485
Loans
Consumer instalment and other personal	67,736	[1]	63,225
Credit cards	8,859	[1]	8,329
Business and government	227,609	[1]	194,456
Loans gross of allowance for loan losses	427,944	[1]	385,630
Deposits	568,143	[1]	520,928
Securitization and structured entities' liabilities	27,159	[1]	25,051
Subordinated debt	6,995	[1]	6,782
Fair Value [Member]
Securities
Amortized cost	24,622		6,288
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	24,472		6,485
Loans
Residential mortgages	123,676		119,544
Consumer instalment and other personal	67,200		62,687
Credit cards	8,623		8,099
Business and government	224,442		192,225
Loans gross of allowance for loan losses	423,941		382,555
Deposits	552,314		506,742
Securitization and structured entities' liabilities	27,159		25,051
Subordinated debt	6,995		6,782
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	24,622		6,288
Loans
Residential mortgages	124,093		118,609
Consumer instalment and other personal	67,516		62,618
Credit cards	8,623		8,099
Business and government	225,145		191,989
Loans gross of allowance for loan losses	425,377		381,315
Deposits	553,444		506,581
Securitization and structured entities' liabilities	27,342		24,838
Subordinated debt	7,223		6,834
Not Carried At Fair Value [member] | Fair Value [Member] | Valued using quoted market prices [member]
Securities
Amortized cost	13,612		429
Not Carried At Fair Value [member] | Fair Value [Member] | Valued using models (with observable inputs) [member]
Securities
Amortized cost	11,010		5,795
Loans
Residential mortgages	124,093		118,609
Consumer instalment and other personal	67,516		62,618
Credit cards	8,623		8,099
Business and government	225,145		191,989
Loans gross of allowance for loan losses	425,377		381,315
Deposits	553,444		506,581
Securitization and structured entities' liabilities	27,342		24,838
Subordinated debt	$ 7,223		6,834
Not Carried At Fair Value [member] | Fair Value [Member] | Valued using models (without observable inputs) [member]
Securities
Amortized cost			$ 64

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).